Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Profit or loss [abstract]
Revenue	$ 6,633.2	$ 6,142.7		$ 6,046.6
Cost of sales (notes 6 & 15)	6,202.7	5,724.2		5,617.0
Gross profit	430.5	418.5		429.6
Selling, general and administrative expenses (SG&A) (note 15)	219.0	203.2		211.1
Research and development	28.8	26.2		24.9
Amortization of intangible assets (note 9)	15.4	8.9		9.4
Other charges (note 16)	61.0	37.0		25.5
Earnings from operations	106.3	143.2		158.7
Refund interest income (notes 17 & 20)	0.0	0.0		(14.3)
Finance costs (note 17)	24.4	10.1		10.0
Earnings before income taxes	81.9	133.1		163.0
Income tax expense (recovery) (note 20)
Current	39.7	39.1		14.2
Deferred	(56.7)	(11.5)		10.5
Income tax expense	(17.0)	27.6		24.7
Net earnings	$ 98.9	$ 105.5	[2],[3]	$ 138.3	[2],[3]
Basic earnings per share (in dollars per share)	$ 0.71	$ 0.74		$ 0.98
Diluted earnings per share (in dollars per share)	$ 0.70	$ 0.73		$ 0.96
Shares used in computing per share amounts (in millions):
Basic (note 23) (in shares)	139.4	143.1		141.8
Diluted (note 23) (in shares)	140.6	145.2		143.9

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[3]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)